COST REDUCTION ACTIONS - Restructuring Charges and Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Cost Reduction Actions
Beginning Balance	$ 28.6	$ 28.7
Charges, Net of Reversals	13.3	55.3
Cash Payments	(27.1)	(51.7)
Non-cash Impairment	(2.4)	(6.2)
Foreign Currency Translation	(0.9)	2.5
Ending Balance	11.5	28.6	$ 28.7
Severance and related costs
Cost Reduction Actions
Charges, Net of Reversals	10.5	49.1	45.3
2019/2020 Actions
Cost Reduction Actions
Charges, Net of Reversals	13.3	56.0
2019/2020 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance	28.3	21.9
Charges, Net of Reversals	10.3	49.8
Cash Payments	(26.2)	(45.7)
Non-cash Impairment
Foreign Currency Translation	(0.9)	2.3
Ending Balance	11.5	28.3	21.9
2019/2020 Actions | Asset impairment charges
Cost Reduction Actions
Beginning Balance
Charges, Net of Reversals	2.4	6.2
Cash Payments
Non-cash Impairment	(2.4)	(6.2)
Foreign Currency Translation
Ending Balance
2019/2020 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance
Charges, Net of Reversals	0.6
Cash Payments	(0.6)
Non-cash Impairment
Foreign Currency Translation
Ending Balance
2018/2019 Actions
Cost Reduction Actions
Charges, Net of Reversals	0.0	0.0
2018/2019 Actions | Severance and related costs
Cost Reduction Actions
Beginning Balance		6.5
Charges, Net of Reversals		(0.7)
Cash Payments		(6.0)
Non-cash Impairment
Foreign Currency Translation		0.2
Ending Balance			6.5
2018/2019 Actions | Lease cancellation costs
Cost Reduction Actions
Beginning Balance	0.3	0.3
Charges, Net of Reversals
Cash Payments	(0.3)
Non-cash Impairment
Foreign Currency Translation
Ending Balance		$ 0.3	$ 0.3